Result And Remuneration To Shareholders - Schedule of Revenue from Energy Supply (Details) R$ in Millions, MW in Millions		12 Months Ended
		Dec. 31, 2025 BRL (R$) MW	Dec. 31, 2024 BRL (R$) MW	Dec. 31, 2023 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		52,604	50,554	45,769
Revenue from sale of electricity		R$ 30,969	R$ 29,699	R$ 27,277
Own consumption | MW		29	30	30
Unbilled revenue		R$ (41)	R$ 92	R$ 166
Supply of electricity including own consumption and not invoiced | MW		52,633	50,584	45,799
Supply of electricity including own consumption and not invoiced		R$ 30,928	R$ 29,791	R$ 27,443
Wholesale supply to other concession holders | MW	[1]	20,709	17,192	17,328
Wholesale supply to other concession holders	[1]	R$ 4,961	R$ 4,500	R$ 4,183
Wholesale supply unbilled, net		R$ 13	R$ 50	R$ 45
Total | MW		73,342	67,776	63,127
Revenue from sale of electricity		R$ 35,902	R$ 34,341	R$ 31,671
Residential [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[2]	15,082	14,430	12,092
Revenue from sale of electricity	[2]	R$ 14,259	R$ 12,970	R$ 10,794
Industrial [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		18,590	17,820	18,088
Revenue from sale of electricity		R$ 5,105	R$ 5,377	R$ 5,903
Commercial, services and others [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		12,350	11,802	9,469
Revenue from sale of electricity		R$ 6,805	R$ 6,613	R$ 6,314
Rural [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		3,750	3,578	3,063
Revenue from sale of electricity		R$ 2,666	R$ 2,528	R$ 2,238
Public authorities [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		1,157	1,031	956
Revenue from sale of electricity		R$ 961	R$ 937	R$ 786
Public lighting [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		946	973	1,056
Revenue from sale of electricity		R$ 590	R$ 546	R$ 498
Public services [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW		729	920	1,045
Revenue from sale of electricity		R$ 583	R$ 728	R$ 744

[1]	Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.
[2]	The increase in energy supply to residential customers is mainly justified by the increase in the number of customers, together with the 2025 tariff revision.